Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Nov. 30, 2015	Jun. 30, 2017	Dec. 31, 2015	Jul. 31, 2017	Jan. 31, 2016	Aug. 31, 2017	Feb. 29, 2016	Sep. 30, 2017	Mar. 31, 2016	Oct. 31, 2017	Apr. 30, 2016	Nov. 30, 2017	May 31, 2016	Dec. 31, 2017	Jun. 30, 2016	Jan. 31, 2018	Jul. 31, 2016	Feb. 28, 2018	Aug. 31, 2016	Mar. 31, 2018	Sep. 30, 2016	Apr. 30, 2018	Oct. 31, 2016	Nov. 30, 2025	May 31, 2018	Nov. 30, 2016	Jun. 30, 2018	Dec. 31, 2016	Jul. 31, 2018	Jan. 31, 2017	Aug. 31, 2018	Feb. 28, 2017	Sep. 30, 2018	Mar. 31, 2017	Oct. 31, 2018	Apr. 30, 2017	Nov. 30, 2018	May 31, 2017	Dec. 31, 2018	Jun. 30, 2017	Jan. 31, 2019	Jul. 31, 2017	Feb. 28, 2019	Aug. 31, 2017	Mar. 31, 2019	Sep. 30, 2017	Apr. 30, 2019	Oct. 31, 2017	May 31, 2019	Nov. 30, 2017	Jun. 30, 2019	Dec. 31, 2017	Jul. 31, 2019	Jan. 31, 2018	Aug. 31, 2019	Feb. 28, 2018	Sep. 30, 2019	Mar. 31, 2018	Oct. 31, 2019	Apr. 30, 2018	Nov. 30, 2019	May 31, 2018	Dec. 31, 2019	Jun. 30, 2018	Jan. 31, 2020	Jul. 31, 2018	Feb. 29, 2020	Aug. 31, 2018	Mar. 31, 2020	Sep. 30, 2018	Apr. 30, 2020	Oct. 31, 2018	May 31, 2020	Nov. 30, 2018	Jun. 30, 2020	Dec. 31, 2018	Jul. 31, 2020	Jan. 31, 2019	Aug. 31, 2020	Feb. 28, 2019	Sep. 30, 2020	Mar. 31, 2019	Oct. 31, 2020	Apr. 30, 2019	Nov. 30, 2020	May 31, 2019	Dec. 31, 2020	Jun. 30, 2019	Jan. 31, 2021	Jul. 31, 2019	Feb. 28, 2021	Aug. 31, 2019	Mar. 31, 2021	Sep. 30, 2019	Apr. 30, 2021	Oct. 31, 2019	May 31, 2021	Nov. 30, 2019	Jun. 30, 2021	Dec. 31, 2019	Jul. 31, 2021	Jan. 31, 2020	Aug. 31, 2021	Feb. 29, 2020	Sep. 30, 2021	Mar. 31, 2020	Oct. 31, 2021	Apr. 30, 2020	Nov. 30, 2021	May 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jan. 31, 2022	Jul. 31, 2020	Feb. 28, 2022	Aug. 31, 2020	Mar. 31, 2022	Sep. 30, 2020	Apr. 30, 2022	Oct. 31, 2020	May 31, 2022	Nov. 30, 2020	Jun. 30, 2022	Dec. 31, 2020	Jul. 31, 2022	Jan. 31, 2021	Aug. 31, 2022	Feb. 28, 2021	Sep. 30, 2022	Mar. 31, 2021	Oct. 31, 2022	Apr. 30, 2021	Nov. 30, 2022	May 31, 2021	Dec. 31, 2022	Jun. 30, 2021	Jan. 31, 2023	Jul. 31, 2021	Feb. 28, 2023	Aug. 31, 2021	Mar. 31, 2023	Sep. 30, 2021	Apr. 30, 2023	Oct. 31, 2021	May 31, 2023	Nov. 30, 2021	Jun. 30, 2023	Dec. 31, 2021	Jul. 31, 2023	Jan. 31, 2022	Aug. 31, 2023	Feb. 28, 2022	Sep. 30, 2023	Mar. 31, 2022	Oct. 31, 2023	Apr. 30, 2022	Nov. 30, 2023	May 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jan. 31, 2024	Jul. 31, 2022	Feb. 29, 2024	Aug. 31, 2022	Mar. 31, 2024	Sep. 30, 2022	Apr. 30, 2024	Oct. 31, 2022	May 31, 2024	Nov. 30, 2022	Jun. 30, 2024	Dec. 31, 2022	Jul. 31, 2024	Jan. 31, 2023	Aug. 31, 2024	Feb. 28, 2023	Sep. 30, 2024	Mar. 31, 2023	Oct. 31, 2024	Apr. 30, 2023	Nov. 30, 2024	May 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jan. 31, 2025	Jul. 31, 2023	Feb. 28, 2025	Aug. 31, 2023	Mar. 31, 2025	Sep. 30, 2023	Apr. 30, 2025	Oct. 31, 2023	May 31, 2025	Nov. 30, 2023	Jun. 30, 2025	Dec. 31, 2023	Jul. 31, 2025	Jan. 31, 2024	Aug. 31, 2025	Feb. 29, 2024	Sep. 30, 2025	Mar. 31, 2024	Oct. 31, 2025	Apr. 30, 2024	Nov. 30, 2025	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025
C000065113
Account Value [Line Items]
Line Graph and Table Measure Name																								Saturna Bond Income Fund
Accumulated Value	$ 10,000		$ 9,928		$ 10,050		$ 10,154		$ 10,301		$ 10,345		$ 10,372		$ 10,677		$ 10,781		$ 10,785		$ 10,748		$ 10,631			$ 10,291		$ 10,316		$ 10,344		$ 10,450		$ 10,438		$ 10,500		$ 10,632		$ 10,638		$ 10,709		$ 10,821		$ 10,764		$ 10,792		$ 10,755		$ 10,845		$ 10,685		$ 10,585		$ 10,656		$ 10,537		$ 10,650		$ 10,591		$ 10,600		$ 10,694		$ 10,613		$ 10,515		$ 10,564		$ 10,723		$ 10,859		$ 10,861		$ 11,106		$ 11,113		$ 11,316		$ 11,517		$ 11,570		$ 11,928		$ 11,823		$ 11,874		$ 11,879		$ 11,819		$ 12,182		$ 12,409		$ 11,989		$ 12,420		$ 12,515		$ 12,630		$ 12,995		$ 12,794		$ 12,793		$ 12,680		$ 12,886		$ 12,865		$ 12,661		$ 12,317		$ 12,042		$ 12,204		$ 12,297		$ 12,530		$ 12,740		$ 12,694		$ 12,486		$ 12,510		$ 12,604		$ 12,558		$ 12,183		$ 11,970		$ 11,619		$ 11,031		$ 11,056		$ 10,867		$ 11,224		$ 10,799		$ 10,180		$ 10,015		$ 10,469		$ 10,424		$ 10,762		$ 10,424		$ 10,788		$ 10,861		$ 10,694		$ 10,670		$ 10,647		$ 10,576		$ 10,236		$ 10,042		$ 10,559		$ 11,003		$ 10,931		$ 10,758		$ 10,884		$ 10,561		$ 10,739	$ 10,866	$ 11,071	$ 11,278	$ 11,435	$ 11,137	$ 11,270	$ 10,997	$ 11,082	$ 11,343	$ 11,300	$ 11,307	$ 11,213	$ 11,454	$ 11,411	$ 11,526	$ 11,717	$ 11,805	$ 11,867
C000065111
Account Value [Line Items]
Line Graph and Table Measure Name																								Saturna Core Fund
Accumulated Value	10,000		9,884		9,556		9,520		9,947		10,089		10,213		10,249		10,498		10,453		10,436		10,187			10,178		10,301		10,418		10,689		10,761		10,815		10,978		11,032		11,113		11,221		11,420		11,600		11,720		11,803		12,078		11,694		11,556		11,474		11,620		11,566		12,004		12,142		12,151		11,584		11,730		11,258		11,787		12,102		12,213		12,575		12,111		12,696		12,751		12,835		12,937		13,113		13,271		13,508		13,489		12,879		11,896		12,801		13,164		13,282		13,774		14,128		13,941		13,695		14,560		14,908		14,788		14,858		15,267		15,576		15,805		15,765		15,945		16,055		15,566		16,124		16,154		16,714		16,189		15,870		16,056		15,264		15,315		14,513		15,078		14,636		13,865		14,513		15,294		14,979		15,366		14,959		15,397		15,595		15,314		15,815		16,023		15,846		15,324		15,084		15,888		16,453		16,378		16,781		17,280		16,887		17,439	17,460	17,736	18,203	18,479	18,139	18,564	18,066	18,492	18,383	17,936	18,066	18,688	19,244	19,473	19,898	20,585	20,705	20,705
C000112018
Account Value [Line Items]
Line Graph and Table Measure Name																								Saturna Global High Income Fund
Accumulated Value	10,000		9,618		9,348		9,494		10,079		10,675		10,394		10,686		10,990		11,249		11,507		11,519			11,372		11,497		11,814		12,026		12,167		12,237		12,355		12,355		12,755		12,884		13,096		13,119		13,079		13,272		13,768		13,272		13,369		13,441		13,296		13,260		13,707		13,441		13,683		13,260		13,381		13,108		13,823		14,099		14,062		14,149		13,773		14,400		14,425		13,974		14,262		14,400		14,325		14,612		14,367		13,795		12,147		12,706		13,046		13,169		13,387		13,564		13,087		12,815		13,822		14,214		14,369		14,566		14,834		15,045		15,356		15,285		15,200		15,285		15,299		15,440		15,186		15,720		15,777		15,835		15,921		14,958		15,202		14,109		14,382		14,123		13,289		13,663		14,555		14,497		15,226		14,839		15,092		15,241		14,676		15,003		15,360		15,048		14,929		14,661		15,182		15,950		15,904		15,780		16,245		16,106		16,680	16,447	16,633	16,974	17,409	16,928	17,068	16,451	16,915	17,395	17,475	17,507	17,763	18,323	18,195	18,675	18,963	19,219	19,332
C000012974
Account Value [Line Items]
Line Graph and Table Measure Name																								Saturna Growth Fund Investor Shares
Accumulated Value	10,000		9,800		9,051		8,806		9,501		9,384		9,467		9,288		9,817		9,771		9,721		9,455			9,678		9,755		9,980		10,415		10,515		10,726		10,860		10,894		11,006		11,088		11,209		11,442		11,869		11,936		12,695		12,473		12,104		12,227		12,659		12,773		13,314		14,064		14,269		12,959		13,050		11,986		12,890		13,349		13,841		14,553		13,569		14,659		15,170		15,089		15,142		15,414		15,897		16,346		16,528		15,333		13,872		15,667		16,700		17,403		18,721		20,452		19,685		18,849		20,585		21,328		20,849		20,952		21,536		22,847		22,684		23,524		24,306		25,013		23,445		25,063		25,419		26,232		24,469		23,574		23,962		21,720		21,429		19,714		21,661		20,512		18,566		19,731		20,873		19,609		20,842		20,178		21,428		21,842		22,301		23,816		24,242		23,855		22,489		22,069		24,103		25,148		25,635		27,050		27,454		26,237		27,647	29,322	28,957	29,466	30,295	29,814	31,390	31,298	31,851	30,801	28,507	28,914	31,337	33,196	34,439	34,953	36,331	37,512	37,139
C000188907
Account Value [Line Items]
Line Graph and Table Measure Name																								Saturna Growth Fund Z Shares
Accumulated Value		$ 10,000		$ 10,107		$ 10,178		$ 10,285		$ 10,499		$ 10,893		$ 10,957		$ 11,661		$ 11,455		$ 11,120		$ 11,233			$ 11,631		$ 11,736		$ 12,239		$ 12,930		$ 13,123		$ 11,921		$ 12,004		$ 11,030		$ 11,862		$ 12,291		$ 12,751		$ 13,406		$ 12,503		$ 13,512		$ 13,986		$ 13,915		$ 13,968		$ 14,224		$ 14,671		$ 15,086		$ 15,259		$ 14,161		$ 12,812		$ 14,471		$ 15,428		$ 16,084		$ 17,306		$ 18,906		$ 18,204		$ 17,433		$ 19,042		$ 19,730		$ 19,294		$ 19,386		$ 19,937		$ 21,150		$ 21,003		$ 21,784		$ 22,514		$ 23,176		$ 21,729		$ 23,231		$ 23,566		$ 24,329		$ 22,693		$ 21,870		$ 22,231		$ 20,159		$ 19,888		$ 18,303		$ 20,114		$ 19,050		$ 17,249		$ 18,333		$ 19,397		$ 18,230		$ 19,372		$ 18,765		$ 19,928		$ 20,324		$ 20,756		$ 22,166		$ 22,568		$ 22,213		$ 20,947		$ 20,556		$ 22,459		$ 23,434		$ 23,898		$ 25,221		$ 25,602		$ 24,474		$ 25,792		$ 27,362		$ 27,023		$ 27,501		$ 28,284		$ 27,841		$ 29,314		$ 29,233		$ 29,754		$ 28,775		$ 26,640		$ 27,029		$ 29,296		$ 31,043		$ 32,216		$ 32,695		$ 33,999		$ 35,109		$ 34,762
C000065110
Account Value [Line Items]
Line Graph and Table Measure Name																								Saturna International Fund Investor Shares
Accumulated Value	10,000		9,610		9,261		9,213		9,833		9,895		9,916		9,895		10,418		10,432		10,613		10,300			10,049		10,293		10,625		10,844		11,035		11,190		11,536		11,522		12,009		12,044		12,418		12,510		12,738		12,914		13,538		13,053		13,030		12,861		12,915		12,753		13,453		13,707		13,584		12,507		12,945		12,405		13,270		13,927		14,143		14,584		14,443		15,033		15,074		14,958		14,966		15,191		15,374		15,736		15,719		14,591		12,455		13,195		14,358		14,754		15,443		16,020		15,788		15,237		16,899		18,110		17,989		17,557		17,816		18,707		18,836		19,346		20,652		21,559		20,176		20,747		20,306		21,282		18,992		18,598		18,983		17,435		17,200		15,764		17,115		15,961		14,713		15,473		17,003		16,468		17,763		17,228		18,373		18,448		17,979		18,617		18,842		18,392		17,491		17,472		19,583		20,555		21,082		21,835		22,014		20,969		21,939	21,892	21,788	22,626	22,551	21,468	21,506	20,815	21,876	21,289	20,115	21,204	22,671	23,740	23,447	23,873	25,473	26,646	25,728
C000188908
Account Value [Line Items]
Line Graph and Table Measure Name																								Saturna International Fund Z Shares
Accumulated Value		$ 10,000		$ 10,435		$ 10,459		$ 10,783		$ 10,869		$ 11,073		$ 11,229		$ 11,777		$ 11,349		$ 11,329		$ 11,189			$ 11,236		$ 11,102		$ 11,717		$ 11,937		$ 11,831		$ 10,895		$ 11,276		$ 10,813		$ 11,566		$ 12,138		$ 12,333		$ 12,717		$ 12,601		$ 13,116		$ 13,152		$ 13,058		$ 13,065		$ 13,268		$ 13,434		$ 13,752		$ 13,737		$ 12,752		$ 10,888		$ 11,534		$ 12,557		$ 12,903		$ 13,504		$ 14,016		$ 13,820		$ 13,339		$ 14,790		$ 15,859		$ 15,753		$ 15,368		$ 15,602		$ 16,381		$ 16,502		$ 16,956		$ 18,098		$ 18,900		$ 17,690		$ 18,196		$ 17,811		$ 18,657		$ 16,658		$ 16,321		$ 16,658		$ 15,301		$ 15,104		$ 13,845		$ 15,030		$ 14,018		$ 12,932		$ 13,598		$ 14,939		$ 14,478		$ 15,613		$ 15,153		$ 16,156		$ 16,230		$ 15,819		$ 16,387		$ 16,584		$ 16,197		$ 15,399		$ 15,391		$ 17,259		$ 18,115		$ 18,578		$ 19,248		$ 19,413		$ 18,487		$ 19,355		$ 19,306		$ 19,223		$ 19,967		$ 19,909		$ 18,950		$ 18,991		$ 18,376		$ 19,325		$ 18,809		$ 17,777		$ 18,734		$ 20,041		$ 20,990		$ 20,732		$ 21,114		$ 22,538		$ 23,578		$ 22,771
C000065112
Account Value [Line Items]
Line Graph and Table Measure Name																								Saturna Short-Term Bond Fund
Accumulated Value	10,000		9,990		10,019		10,008		10,078		10,106		10,096		10,143		10,152		10,162		10,170		10,178			10,106		10,136		10,147		10,158		10,170		10,180		10,214		10,205		10,237		10,246		10,235		10,224		10,193		10,187		10,158		10,127		10,139		10,130		10,163		10,155		10,168		10,202		10,214		10,208		10,219		10,297		10,352		10,365		10,464		10,480		10,517		10,594		10,590		10,669		10,642		10,700		10,694		10,710		10,790		10,868		10,694		10,879		10,979		11,014		11,071		11,064		11,057		11,028		11,063		11,076		11,067		11,014		10,982		11,014		11,046		11,030		11,062		11,049		11,014		10,980		10,966		10,954		10,854		10,797		10,677		10,579		10,634		10,558		10,656		10,559		10,419		10,410		10,511		10,530		10,610		10,537		10,665		10,703		10,677		10,673		10,714		10,730		10,726		10,746		10,856		10,946		10,993		10,972		11,017		10,997		11,068	11,115	11,212	11,286	11,358	11,318	11,368	11,373	11,425	11,497	11,527	11,626	11,612	11,690	11,675	11,778	11,808	11,841	11,899
C000153268
Account Value [Line Items]
Line Graph and Table Measure Name																								Sustainable Bond Fund
Accumulated Value	10,000		9,937		9,965		9,872		10,068		10,127		10,119		10,232		10,325		10,358		10,378		10,392			10,137		10,121		10,273		10,348		10,405		10,426		10,536		10,634		10,768		10,767		10,760		10,657		10,672		10,718		10,836		10,739		10,753		10,703		10,621		10,579		10,685		10,668		10,704		10,562		10,428		10,378		10,640		10,655		10,760		10,820		10,813		10,958		10,998		11,089		11,055		11,122		11,063		11,113		11,192		11,224		10,901		11,070		11,242		11,338		11,602		11,605		11,512		11,467		11,790		11,870		11,825		11,721		11,664		11,802		11,895		11,860		11,906		11,895		11,779		11,722		11,560		11,646		11,458		11,351		11,233		10,961		10,997		10,737		10,867		10,749		10,430		10,430		10,654		10,652		10,901		10,723		10,925		10,996		10,901		11,056		11,151		10,997		10,783		10,652		11,032		11,391		11,342		11,305		11,403		11,206		11,379	11,268	11,379	11,477	11,625	11,403	11,403	11,306	11,395	11,510	11,574	11,739	11,816	12,070	12,007	12,198	12,325	12,325	12,401
C000153267
Account Value [Line Items]
Line Graph and Table Measure Name																								Sustainable Equity Fund
Accumulated Value	$ 10,000		$ 9,836		$ 9,270		$ 9,239		$ 9,640		$ 9,558		$ 9,610		$ 9,435		$ 9,846		$ 9,990		$ 10,051		$ 9,866			$ 9,692		$ 9,695		$ 9,892		$ 10,233		$ 10,470		$ 10,667		$ 10,936		$ 10,967		$ 11,173		$ 11,246		$ 11,380		$ 11,731		$ 11,824		$ 11,999		$ 12,614		$ 12,249		$ 12,135		$ 12,072		$ 12,270		$ 12,249		$ 12,603		$ 12,874		$ 12,822		$ 11,770		$ 11,989		$ 11,308		$ 12,065		$ 12,485		$ 12,779		$ 13,473		$ 12,759		$ 13,568		$ 13,652		$ 13,568		$ 13,662		$ 13,914		$ 14,272		$ 14,808		$ 14,724		$ 13,931		$ 12,632		$ 13,615		$ 14,502		$ 15,104		$ 16,245		$ 17,026		$ 16,794		$ 16,202		$ 17,660		$ 18,420		$ 18,166		$ 17,985		$ 18,590		$ 19,151		$ 19,353		$ 19,448		$ 19,829		$ 20,328		$ 19,268		$ 20,052		$ 19,660		$ 20,500		$ 19,017		$ 18,143		$ 18,207		$ 17,055		$ 17,055		$ 15,732		$ 16,788		$ 15,636		$ 14,431		$ 15,252		$ 16,521		$ 16,114		$ 16,965		$ 16,545		$ 17,255		$ 17,621		$ 17,040		$ 17,847		$ 18,084		$ 17,654		$ 16,900		$ 16,653		$ 18,203		$ 19,146		$ 19,494		$ 20,342		$ 20,483		$ 19,701		$ 20,636	$ 20,962	$ 21,255	$ 21,930	$ 21,908	$ 21,234	$ 21,625	$ 20,986	$ 21,511	$ 21,347	$ 20,211	$ 20,877	$ 21,992	$ 22,825	$ 22,639	$ 23,319	$ 24,470	$ 25,073	$ 25,040